Fair Value Measurements - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 22, 2021	Dec. 31, 2020
Class of Warrant or Right, Outstanding			33,480,000
Private Placement Warrant [Member]
Expected volatility	67.80%
Class of Warrant or Right, Outstanding		10,280,000
Gains on Revaluation of Warrants	$ 36.0
Old Talkspace | Common Stock
Class of Warrant or Right, Outstanding				60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.44
Old Talkspace | Preferred D stock
Class of Warrant or Right, Outstanding				50,881
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.75